Inventories (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventories
Raw materials	€ 51,192	€ 55,263
Semi-finished products		12,598
Finished goods		6,117
Total inventories	€ 51,192	€ 73,978